8. INVENTORY (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Inventory Details
Raw materials	$ 439,000	$ 473,000
Work-in-process	59,000	65,000
Finished goods	0	0
Less: Reserve for obsolescence	(387,000)	(151,000)
Total	$ 111,000	$ 387,000